Other assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Other Assets [Abstract]
Inventory	$ 57,220	$ 30,971
Debt issuance costs	27,250	36,814
Lease incentives	234,925	251,961
Other receivables	215,654	220,289
Investments	135,748	132,113
Notes receivables	49,554	58,994
Derivative assets (Note 10)	11,232	69,105
Operating lease ROU assets (Note 15)	46,519
Other tangible fixed assets	28,137	29,151
Straight-line rents, prepaid expenses and other	76,942	79,792
Other Assets	$ 883,181	$ 909,190